Summary of significant accounting policies (Details) - Revenue from External Customers by Products or Services - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenues	$ 146,547	$ 610,317	$ 512,075	$ 1,231,100	$ 1,889,435	$ 1,315,660
Revenues, Percentage					100.00%	100.00%
Solar PV Residental and Commercial Sales [Member]
Revenue from External Customer [Line Items]
Revenues					$ 1,827,361	$ 1,160,296
Revenues, Percentage					97.00%	88.00%
Solar Thermal Residential - Commercial [Member]
Revenue from External Customer [Line Items]
Revenues					$ 0	$ 11,112
Revenues, Percentage					0.00%	1.00%
ABCO LED & Energy Efficient Lighting [Member]
Revenue from External Customer [Line Items]
Revenues					$ 59,964	$ 143,783
Revenues, Percentage					3.00%	11.00%
Interest Income [Member]
Revenue from External Customer [Line Items]
Revenues					$ 2,110	$ 469
Revenues, Percentage					0.00%	0.00%